Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 50.3%
Penn Series Flexibly Managed Fund*	194,301	$19,412,595
Penn Series Index 500 Fund*	785,709	37,006,883
Penn Series Large Cap Growth Fund*	51,732	2,150,510
Penn Series Large Cap Value Fund*	130,776	6,516,577
Penn Series Large Core Value Fund*	201,177	6,572,454
Penn Series Large Growth Stock Fund*	25,925	2,159,290
Penn Series Mid Cap Growth Fund*	106,781	4,345,978
Penn Series Mid Core Value Fund*	298,287	10,985,899
Penn Series Real Estate Securities Fund*	277,969	8,661,521
Penn Series Small Cap Index Fund*	199,917	6,631,230
Penn Series SMID Cap Growth Fund*	41,847	2,189,459
Penn Series SMID Cap Value Fund*	54,075	2,213,292
TOTAL AFFILIATED EQUITY FUNDS (Cost $76,212,641)		108,845,688

AFFILIATED FIXED INCOME FUNDS — 36.5%
Penn Series High Yield Bond Fund*	477,213	8,542,119
Penn Series Limited Maturity Bond Fund*	1,388,857	19,138,449
Penn Series Quality Bond Fund*	3,232,764	51,303,968
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $75,975,510)		78,984,536

AFFILIATED INTERNATIONAL EQUITY FUNDS — 12.8%
Penn Series Developed International Index Fund*	464,418	8,573,150
Penn Series Emerging Markets Equity Fund*	786,192	8,506,600
Penn Series International Equity Fund*	251,457	10,533,539
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $24,235,116)		27,613,289
TOTAL INVESTMENTS — 99.6% (Cost $176,423,267)		$215,443,513
Other Assets & Liabilities — 0.4%		793,170
TOTAL NET ASSETS — 100.0%		$216,236,683

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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